Investments in RMBS, Unrealized Loss Positions (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
RMBS, Unrealized Loss Positions [Abstract]
Carrying value		$ 1,598,999	$ 2,508,360
RMBS [Member]
RMBS, Unrealized Loss Positions [Abstract]
Original face value		1,765,870	2,880,949
Book value		1,565,098	2,466,828
Gross unrealized losses		(14,193)	(936)
Carrying value	[1]	$ 1,598,999	$ 2,508,360
Number of securities | Security		194	327
Weighted average coupon		3.66%	3.85%
Weighted average yield	[2]	3.53%	3.72%
Weighted average maturity	[3]	27 years	26 years
RMBS [Member] | Unrealized Loss Positions [Member]
RMBS, Unrealized Loss Positions [Abstract]
Original face value		$ 69,900	$ 224,934
Book value		54,317	186,969
Gross unrealized losses		(14,193)	(936)
Carrying value	[1]	$ 40,124	$ 186,033
Number of securities | Security		23	28
Weighted average coupon		4.70%	3.74%
Weighted average yield	[2]	4.69%	3.54%
Weighted average maturity	[3]	17 years	26 years
RMBS [Member] | Less than Twelve Months [Member] | Unrealized Loss Positions [Member]
RMBS, Unrealized Loss Positions [Abstract]
Original face value		$ 69,900	$ 55,588
Book value		54,317	55,429
Gross unrealized losses		(14,193)	(105)
Carrying value	[1]	$ 40,124	$ 55,324
Number of securities | Security		23	5
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by UPB, are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. The Company’s private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by UPB, are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. The Company’s private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon		4.70%	3.70%
Weighted average yield	[2]	4.69%	3.53%
Weighted average maturity	[3]	17 years	29 years
RMBS [Member] | Twelve or More Months [Member] | Unrealized Loss Positions [Member]
RMBS, Unrealized Loss Positions [Abstract]
Original face value			$ 169,346
Book value			131,540
Gross unrealized losses			(831)
Carrying value	[1]		$ 130,709
Number of securities | Security			23
Weighted average rating			The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by UPB, are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. The Company’s private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon			3.76%
Weighted average yield	[2]		3.54%
Weighted average maturity	[3]		25 years

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
[2]	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
[3]	The weighted average maturity is based on the timing of expected principal reduction on the assets.